Business Segment Information (Components of Segment Profit or Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	¥ 288,702	¥ 294,197	¥ 68,548
Other income	14,418	66,849	25,076
Other expenses	(51,501)	(56,542)	(53,895)
Consolidated income before income taxes	251,619	304,504	39,729
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	375,784	401,918	197,973
Operating Segments | Mobile Communications
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	10,164	(61,435)	(217,574)
Operating Segments | Game & Network Services
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	135,553	88,668	48,104
Operating Segments | Imaging Products & Solutions
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	47,257	69,320	38,790
Operating Segments | Home Entertainment & Sound
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	58,504	50,558	24,102
Operating Segments | Semiconductors
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	(7,811)	14,500	96,214
Operating Segments | Components
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	(60,445)	(42,919)	(7,515)
Operating Segments | Pictures
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	(80,521)	38,507	58,527
Operating Segments | Music
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	75,798	86,509	58,190
Operating Segments | Financial Services
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	166,424	156,543	193,307
Operating Segments | All Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	30,861	1,667	(94,172)
Corporate and Eliminations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	¥ (87,082)	¥ (107,721)	¥ (129,425)